Guarantor Financial Statements Guarantor Financial Information (Narrative) (Details)	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Debt Instrument [Line Items]
The Percentage of Owned Domestic Subsidiaries of the Company	100.00%
Unsecured Debt [Member] | 5.2% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Dec. 03, 2015	Dec. 03, 2015